Defined Contribution Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match	50.00%
Compensation expense for employer matching contribution	$ 0.9	$ 0.9	$ 0.9
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percentage of eligible plan participant's compensation for contribution period	6.00%